Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Lease	December 31, 2017 and 2016 was $208,000 each year. The future minimum lease payments required under the lease are as follows:

Amount (in thousands)
2018	$221
2019	112

Total lease obligations	$333